Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	Useful	December 31,	December 31,
	Life	2025	2024
		$ thousands	$ thousands
Original amounts:
Software development costs	5 – 10	19,566	15,263
Core technology	2 – 6	6,927	3,638
Customer relationship	4 – 5	3,123	1,209
Trademark	2	810	440

		30,426	20,550

Accumulated amortization:
Software development costs		3,097	2,441
Core technology		2,480	813
Customer relationship		1,058	268
Trademark		609	237

		7,244	3,759

Other Intangible assets, net:
Software development costs		16,469	12,822
Core technology		4,447	2,825
Customer relationship		2,065	941
Trademark		201	203

Other Intangible assets, net:		23,182	16,791

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
$ thousands
2026	3,203
2027	5,377
2028	4,428
2029	3,552
2030	3,115
2031 and thereafter	3,507

Total expected amortization	23,182